Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 183,074	$ 82,484
Short term investments (note 5)	29,500	41,100
Marketable securities (note 6)	556	1,579
Derivative assets (note 10)	140	973
Accounts and other receivables (note 8)	36,370	24,987
Income tax receivable	130	72
Inventories (note 9)	17,753	13,572
Prepaid expenses	3,231	2,145
Assets held for sale (note 11)	1,701
Total current assets	272,455	166,912
NON-CURRENT ASSETS:
Mineral properties and exploration and evaluation assets (note 13)	296,612	263,535
Plant and equipment (note 15)	133,664	130,863
Investment in associate (note 7)	2,694
Other non-current receivables (note 12)	1,223	562
Deferred tax assets (note 29)		471
Deposits on non-current assets		572
Total assets	706,648	562,915
CURRENT LIABILITIES:
Trade and other payables (note 14)	41,476	40,160
Current closure and rehabilitation provisions (note 17)	1,656	1,121
Income taxes payable	14,237	14,447
Current portion of finance lease obligations (note 19)	906	2,128
Derivative liabilities (note 10)	2,328	254
Total current liabilities	60,603	58,110
NON-CURRENT LIABILITIES:
Bank loan (note 18)	39,871	39,768
Other liabilities (note 20)	1,356	3,544
Closure and rehabilitation provisions (note 21)	12,577	12,091
Deferred tax liabilities (note 29)	28,657	25,345
Lease obligations (note 19)		906
Total liabilities	143,064	139,764
EQUITY:
Share capital (note 23)	418,168	343,963
Reserves	16,015	16,092
Retained earnings	129,401	63,096
Total equity	563,584	423,151
Total liabilities and equity	$ 706,648	$ 562,915